Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]	Risk Management and Strategy

We adhere to the definitions provided in Item 16K, recognizing the critical significance of implementing strong cybersecurity measures to safeguard our information systems and the sensitive data they hold. Our priority is to protect our information and systems from unauthorized access, use, disclosure, disruption, modification, or destruction. We identify and assess material risks from cybersecurity threats to our information systems and the information residing in our information systems by monitoring and evaluating our threat environment on an ongoing basis and conducting scans of the threat environment, and conducting risk assessments.

We manage material risks from cybersecurity threats to our information systems and the information residing in our information systems through various processes and procedures, including, depending on the environment, risk assessment, incident detection and response, vulnerability management, disaster recovery and business continuity plans, internal controls within our accounting and financial reporting functions, encryption of data, network security controls, access controls, physical security, asset management and systems monitoring.

As of the date of this annual report, we are not aware of any risks from cybersecurity threats, including as a result of any cybersecurity incidents, which have materially affected or are reasonably likely to materially affect our Group, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Text Block]	We manage material risks from cybersecurity threats to our information systems and the information residing in our information systems through various processes and procedures, including, depending on the environment, risk assessment, incident detection and response, vulnerability management, disaster recovery and business continuity plans, internal controls within our accounting and financial reporting functions, encryption of data, network security controls, access controls, physical security, asset management and systems monitoring.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, we are not aware of any risks from cybersecurity threats, including as a result of any cybersecurity incidents, which have materially affected or are reasonably likely to materially affect our Group, including our business strategy, results of operations, or financial condition.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]	Cybersecurity Governance

IT Personnel holds oversight responsibility over our Company’s risk management and strategy, including material risks related to cybersecurity threats.

As we do not have a dedicated board committee exclusively focused on cybersecurity, IT Personnel are primarily responsible for overseeing the implementation of our cybersecurity strategy. This includes assessing and managing material risks arising from cybersecurity threats, as well as identifying, evaluating, and addressing any cybersecurity incidents.

As of the date of this annual report, the Company has not encountered cybersecurity incidents that the Company believes to have been material to the Company taken as a whole.

Cybersecurity Risk Role of Management [Text Block]	IT Personnel holds oversight responsibility over our Company’s risk management and strategy, including material risks related to cybersecurity threats.
Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As we do not have a dedicated board committee exclusively focused on cybersecurity, IT Personnel are primarily responsible for overseeing the implementation of our cybersecurity strategy.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	false